Before you invest, please review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the prospectus, shareholder reports, other required portfolio information, and other information at www.arielinvestments.com/prospectus-and-reports. You may also obtain this information at 800.292.7435 or email@arielinvestments.com. This summary prospectus incorporates by reference the Fund’s full prospectus and statement of additional information, both dated February 1, 2019, each as supplemented from time to time, and the financial statements included in the Fund’s annual report to shareholders, dated September 30, 2018.

Beginning on March 31, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by following the steps described on our website at www.arielinvestments.com/e-delivery. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling us at 800.292.7435 or, if applicable, by contacting your intermediary. Your election to receive reports in paper will apply to all Funds held within the Ariel Investment Trust fund complex or held through your financial intermediary.

INVESTMENT OBJECTIVE

Ariel International Fund’s fundamental objective is long-term capital appreciation. The Fund’s non-fundamental secondary objectives are to seek long-term capital preservation, to generate attractive absolute and risk-adjusted returns, and to attain higher relative returns compared to its primary benchmark over a full market cycle.

FEES AND EXPENSES OF THE FUND

The table below describes fees and expenses that you may pay if you buy and hold shares of Ariel International Fund (the “Fund”).

Shareholder fees

(fees paid directly from your investment)

	Investor Class	Institutional Class

Maximum sales charge (load) imposed on purchases	None	None

Maximum deferred sales charge (load)	None	None

Minimum sales charge (load) imposed on reinvested dividends	None	None

Redemption fees	None	None

Annual fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class

Management fees	0.80%	0.80%

Distribution and service (12b-1) fees	0.25%	None

Other expenses	0.26%	0.13%

Acquired fund fees and expenses	0.01%	0.01%

Total annual fund operating expenses[1]	1.32%	0.94%

Less fee waiver or expense reimbursement	–0.18%	–0.05%

Total annual fund operating expenses after fee waiver and/or expense reimbursement[2]	1.14%	0.89%
[1]

The total annual fund operating expenses do not correlate to the “Ratio of expenses to average net assets, including waivers” provided in the Financial Highlights section of this Prospectus, which reflects the operating expense of Ariel International Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by Ariel International Fund as a result of its investments in shares of one or more underlying funds (including business development companies (“BDCs”) and exchange traded funds (“ETFs”)).
[2]

The Adviser is contractually obligated to waive fees or reimburse expenses (excluding acquired fund fees and expenses, brokerage, interest, taxes, distribution plan expenses, and extraordinary items) in order to limit Ariel International Fund’s total annual fund operating expenses to 1.13% of net assets for the Investor Class and 0.88% of net assets for the Institutional Class (the “expense caps”) through the end of the fiscal year ending September 30, 2020. If the Fund incurs expenses excluded from the reimbursement agreement, the net annual fund operating expenses could exceed the expense caps. No termination of this agreement by either the Fund’s Board of Trustees or the Adviser may be effective until, at the earliest, October 1, 2020.

The example below illustrates the expenses you would pay on a $10,000 investment in the Fund. It assumes the Fund earned an annual return of 5% each year, the Fund’s operating expenses remain the same and that you redeem your shares at the end of each time period. The example reflects contractual fee waivers and expense reimbursements effective through September 30, 2020. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual expenses may be greater or less than the amounts shown.

Expense example

	1 year	3 years	5 years	10 years

Investor Class	$116	$382	$688	$1,558

Institutional Class	$91	$289	$510	$1,145

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher turnover rates may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in equity securities of foreign companies based in developed international markets. The Fund will invest in foreign companies directly by purchasing equity securities or indirectly through instruments that provide exposure to foreign companies. The Fund will invest in companies without regard to market capitalization.

The Fund also may invest a portion of its assets in companies based in the U.S. or emerging markets.

The Fund’s investment process seeks to identify investment opportunities that balance long-term performance with risk management by pursuing a “bottom-up” stock picking discipline focusing on both the fundamentals of the business and the intrinsic value of the business. Ariel primarily considers selling a stock: (i) if its valuation reaches our investment goals, (ii) if a better opportunity for investment presents itself, or (iii) if there are material adverse changes to a company’s fundamentals.

The Fund uses various techniques to hedge currency exposure or to invest significant cash inflows in the market (i.e., reducing “cash drag”), including derivatives, exchange traded funds (“ETFs”), and other hedges. The Fund may buy and sell currency on a spot basis (i.e., foreign currency trades that settle within two days) and enter into foreign currency forward contracts. Ariel Investments, LLC (“Ariel” or the “Adviser”) uses these techniques primarily in an attempt to decrease the Fund’s exposure to changing security prices, foreign currency risk, and to reduce unintended tracking error versus the Fund’s primary benchmark, or other factors that affect security values.

The Fund is a diversified fund that generally will hold between 50–150 securities in its portfolio.

PRINCIPAL RISKS

Although Ariel makes every effort to achieve the Fund’s objectives, Ariel cannot guarantee it will attain the objectives. You could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•

Investments in foreign securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or other securities or instruments representing underlying shares of foreign companies, may underperform and may be more volatile than comparable U.S. stocks. Foreign economies and markets may not be as strong or well regulated, foreign political systems may not be as stable, and foreign financial reporting and disclosure standards may not be as rigorous as those in the U.S.

•

Securities issued by foreign companies are typically denominated in foreign currencies, resulting in a risk that adverse exchange rate fluctuations against the U.S. dollar could create losses and could depress prices for extended periods of time. While the Fund may attempt to reduce the effect of currency fluctuations, the projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The use of forward contracts in this manner might reduce the Fund’s performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

•

Investing in equity securities is risky and subject to the volatility of the markets. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Furthermore, when the stock market declines, most equity securities, even those issued by strong companies, often will decline in value.

•	The intrinsic value of the stocks in which the Fund invests may never be recognized by the broader market.

•

Investments in companies based in emerging markets present risks greater than those in mature markets, including greater risk of adverse government intervention or economic turmoil, high inflation and more volatile interest and currency exchange rates.

•

The use of foreign currency derivatives, such as foreign currency forwards, may be expensive and may result in further losses. Derivative instruments may be exchange-traded through an organized exchange or traded in over-the-counter (“OTC”) transactions between private parties. OTC transactions are less liquid and riskier than exchange-traded derivatives due to the credit and performance risk of counterparties.

•

ETFs may be less liquid and subsequently more volatile than the underlying portfolio of securities. ETFs also have management fees that increase the cost compared to owning the underlying securities directly.

•

Small- and mid-capitalization (“small/mid cap”) stocks held by the Fund could fall out of favor and returns would subsequently trail returns of the overall stock market. The performance of such stocks could also be more volatile. Small/mid cap stocks often have less predictable earnings, more limited product lines and markets, and more limited financial and management resources than large cap stocks.

You should consider investing in the Fund if you are looking for long-term capital appreciation and are willing to accept the associated risks.

PERFORMANCE

The bar chart and the table below show two aspects of the Fund: variability and performance. The bar chart shows the variability of the Fund’s Investor Class annual total returns over time by showing changes in the Fund’s Investor Class performance from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the MSCI EAFE Index, a broad-based securities market index reflecting the performance of the developed markets (excluding the U.S. and Canada) and of the MSCI ACWI ex-US Index, a broad measure of performance of the global developed and emerging markets (excluding the U.S.). Because a portion of the Fund’s assets may be invested in equity securities based in emerging markets, the MSCI ACWI ex-US Index returns are presented to offer a point of comparison for any such investments. The bar chart and table provide some indication of the risks of investing in the Fund. To obtain updated performance information, visit the Fund’s website at arielinvestments.com or call 800.292.7435. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total return for the year ended December 31

The Fund has an inception date of December 30, 2011, and does not yet have returns for a full 10-year period.

2    SUMMARY PROSPECTUS

Average annual total returns as of December 31, 2018

	1-Year	5-Year	Since Inception (12/30/2011)
Investor Class return before taxes	–9.81%	1.13%	4.84%
Investor Class return after taxes on distributions	–9.91%	0.81%	4.57%
Investor Class return after taxes on distributions and sale of fund shares	–5.48%	0.95%	3.91%
Institutional Class return before taxes	–9.65%	1.37%	5.08%
MSCI EAFE Index (net) (reflects no deductions for fees or expenses)[1]	–13.79%	0.53%	5.75%
MSCI ACWI ex-US Index (net) (reflects no deductions for fees or expenses)[1]	–14.20%	0.67%	4.85%
[1]

Net index returns reflect the reinvestment of income and other earnings, including the dividends net of the maximum withholding tax applicable to non-resident institutional investors that do not benefit from double taxation treaties. MSCI uses the maximum tax rate applicable to institutional investors, as determined by the companies’ country of incorporation.

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as Individual Retirement Accounts. After-tax returns are shown for the Investor Class only. After-tax returns for the Institutional Class will vary.

INVESTMENT ADVISER

Ariel Investments, LLC is the investment adviser to the Fund.

PORTFOLIO MANAGER

Rupal J. Bhansali, Portfolio Manager since inception on December 30, 2011.

PURCHASE AND SALE OF FUND SHARES

Investors may purchase, redeem or exchange Fund shares on any business day by written request, via online, by telephone, by wire transfer, or through a financial intermediary. New accounts may be opened by mailing a signed account application and submitting your payment (in the form of a check or wire transfer). As of the effective date of this Prospectus, new accounts cannot be opened online. However, this functionality may be available in the future. Once your account is opened, you may conduct transactions by mail (Ariel Investment Trust, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701, for regular mail, or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202-5207, for overnight service), online at arielinvestments.com or by telephone at 800.292.7435. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the intermediary directly. The minimum initial investment for Investor Class shares is $1,000. The minimum initial investment for Institutional Class shares is $1,000,000. The minimum subsequent investment in a Fund for both share classes is $100. Investment minimums may be waived in certain circumstances, including participating in the Funds’ Automatic Investment Program.

TAX INFORMATION

A Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an Individual Retirement Account (“IRA”). Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a financial advisor or a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ARIEL INTERNATIONAL FUND    3

Ariel Investment Trust

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

800.292.7435

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Slow and steady wins the race.	INTL SUMPRO (14,500) ©02/19 AI–09